Shareholders' Equity (Details)										3 Months Ended	12 Months Ended
	Jan. 03, 2024 $ / shares shares	Sep. 06, 2023 $ / shares shares	Jun. 08, 2023 $ / shares shares	May 22, 2023 $ / shares shares	May 10, 2023 $ / shares shares	May 09, 2023 $ / shares shares	Apr. 27, 2023 $ / shares	Dec. 21, 2022 $ / shares	Aug. 11, 2017	Mar. 31, 2024 shares	Dec. 31, 2023 Vote $ / shares shares	Dec. 31, 2022 $ / shares shares	Nov. 07, 2022 $ / shares	Oct. 04, 2022 $ / shares	Aug. 04, 2022 $ / shares	May 07, 2022 $ / shares	Feb. 07, 2022 $ / shares	Dec. 31, 2021 shares
Class of Stock [Line Items]
Fair value per share							$ 23.36						$ 156.00	$ 115.20	$ 218.40	$ 124.80	$ 148.80
Shares issues (in shares) | shares											56,609	11,946						8,719
Weighted average price per share (in Dollars per share)											$ 10.45	$ 141.61
B Riley Sales Agreement [Member]
Class of Stock [Line Items]
Threshold percentage of compensation from gross proceeds									3.00%
Shares issues (in shares) | shares											539
Weighted average price per share (in Dollars per share)											$ 148.64
Pre-funded warrants
Class of Stock [Line Items]
Warrants Issued | shares						264,813
Series D Preferred Stock
Class of Stock [Line Items]
Series D preferred stock dividend ratio for each common stock transferred								0.001
Temporary equity per share								$ 0.001
Series D preferred stock share transferred ratio for each common stock transferred											0.001
Number of votes per Series D preferred stock | Vote											1,000,000
Liquidation, cash payment per share											$ 0.001
Threshold number of shares redeemed | shares											100
Redemption price per share											$ 0.10
Convertible Debt | Pontifax
Class of Stock [Line Items]
Fair value per share	$ 10.88
Common Stock
Class of Stock [Line Items]
Number of shares issued on exercise of warrants | shares										9,139	264,714
Shares issues (in shares) | shares											53,202
Weighted average price per share (in Dollars per share)											$ 58.08
Common Stock | Exclusive option agreement
Class of Stock [Line Items]
Period considered for average closing price							10 days
Common Stock | Pre-funded warrants
Class of Stock [Line Items]
Number of shares issued on exercise of warrants | shares		33,525	25,001	21,125	58,625	126,438
Exercise price of warrants		$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02
Common Stock | Convertible Debt
Class of Stock [Line Items]
Reduction in conversion price as percentage of closing price of the common stock on the day before the delivery of the conversion notice										90.00%
Common Stock | Convertible Debt | Pontifax
Class of Stock [Line Items]
Number of shares issued on exercise of warrants | shares	9,139
Fair value per share	$ 10.88